Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,762	$ 6,060
Less: accumulated depreciation and amortization	(4,132)	(4,309)
Property and equipment, net	1,630	1,751
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	3,905	4,048
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	208	184
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,055	1,241
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	$ 594	$ 587